Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022			$ 627,936	$ (624,187)	$ (88)	$ 3,661
Balance (in shares) at Dec. 31, 2022	95,388	359
Changes in Stockholders' (Deficit) Equity
Net income (loss)				(11,387)		(11,387)
Issuance of common stock pursuant to reverse stock split (in shares)		33
Stock-based compensation expense, net			766			766
Common stock purchased			10,140			10,140
Common stock purchased (in shares)		2,239
Equity issuance costs			(653)			(653)
Issuance of stock from RSUs (in shares)		2
Institutional exercise of warrants			4,136			4,136
Institutional exercise of warrants (in shares)		13,566
Balance at Dec. 31, 2023			642,325	(635,574)	(88)	6,663
Balance (in shares) at Dec. 31, 2023	95,388	16,199
Changes in Stockholders' (Deficit) Equity
Net income (loss)				(2,193)		(2,193)
Other comprehensive loss, net of tax					(8)	(8)
Stock-based compensation expense, net			72			72
Issuance of stock from RSUs (in shares)		3
Balance at Mar. 31, 2024			642,397	(637,767)	(96)	4,534
Balance (in shares) at Mar. 31, 2024	95,388	16,202
Balance at Dec. 31, 2023			642,325	(635,574)	(88)	6,663
Balance (in shares) at Dec. 31, 2023	95,388	16,199
Changes in Stockholders' (Deficit) Equity
Net income (loss)				(7,130)		(7,130)
Other comprehensive loss, net of tax					(16)	(16)
Issuance of common stock pursuant to reverse stock split (in shares)		7,933
Stock-based compensation expense, net			184			184
Issuance of stock from RSUs (in shares)		1
Institutional exercise of warrants			24			24
Institutional exercise of warrants (in shares)		4,090
Balance at Dec. 31, 2024			642,555	(642,704)	(104)	(253)
Balance (in shares) at Dec. 31, 2024	95,388	29,235
Changes in Stockholders' (Deficit) Equity
Net income (loss)				1,474		1,474
Other comprehensive loss, net of tax					(6)	(6)
Stock-based compensation expense, net			15			15
Exercise of pre-funded warrants (in shares)		841
Allocation of proceeds to warrant liability			(4,758)			(4,758)
Issuance of common stock and warrants pursuant to Securities Purchase Agreement (net of offering costs)			4,758			4,758
Issuance of common stock and warrants pursuant to Securities Purchase Agreement (net of offering costs) (in shares)		103,005
Balance at Mar. 31, 2025			$ 642,570	$ (641,230)	$ (110)	$ 1,230
Balance (in shares) at Mar. 31, 2025	95,388	133,081